Repurchase of Shares	12 Months Ended
Dec. 31, 2014
Repurchase of Shares
Repurchase of Shares

13. Repurchase of Shares

In 2012, the Company’s board of directors approved a share repurchase program. Under the program, the Company was authorized, but not obligated, to use up to all of the expected proceeds from the share issuance to management to repurchase the Company’s ADSs on the open market in compliance with applicable law. As of December 31, 2012, the Company has repurchased a total of 371,141 ADSs for $1,569,815. The excess of $1,569,444 of purchase price over par value was allocated between additional paid in capital and retained earnings of $1,569,444 and nil, respectively.

In 2013, The Company repurchased a total of 3,582,133 ADSs for $17,772,586. The excess of $17,769,004 of purchase price over par value was allocated between additional paid in capital and retained earnings of $15,942,072 and $1,826,932, respectively.

The portion of the excess allocated to additional paid-in capital was limited to the pro rata portion of capital surplus from stock issuance. All the repurchased shares were retired.